Derivatives	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about hedges [Abstract]
Derivatives

26. DERIVATIVES

(1)	Derivative assets and derivative liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2016
		Assets		Liabilities
	Notional amount	Fair value hedge	For trading	Fair value hedge	For trading
Interest rate:
Futures	54,785	—	—	—	—
Swaps	118,582,511	139,832	470,057	7,013	509,686
Purchase options	860,000	—	21,172	—	—
Written options	1,035,000	—	—	—	21,863
Currency:
Futures	493,733	—	—	—	—
Forwards	62,539,094	—	1,265,852	—	1,015,380
Swaps	39,782,049	—	1,022,969	—	1,221,959
Purchase options	1,120,949	—	42,126	—	—
Written options	907,211	—	—	—	8,589
Equity:
Futures	926,392	—	—	—	—
Swaps	15,000	—	92	—	88
Purchase options	3,007,969	745	73,261	—	—
Written options	4,460,233	—	—	208	228,900
Others:
Futures	5,105	—	—	—	—
Swaps	7,918	—	2,645	—	2,331
Purchase options	8,307	—	121	—	—
Written options	64,352	—	—	—	1,181

Total	233,870,608	140,577	2,898,295	7,221	3,009,977

	December 31, 2017
		Assets			Liabilities
	Nominal amount	For cash flow hedge	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	75,845	—	—	—	—	—	—
Swaps	130,197,378	—	59,272	223,935	—	12,103	253,972
Purchase options	630,000	—	—	12,346	—	—	—
Written options	795,000	—	—	—	—	—	12,869
Currency:
Futures	318,217	—	—	—	—	—	—
Forwards	72,526,956	—	—	1,314,369	—	—	1,375,799
Swaps	48,176,306	—	—	1,352,924	55,651	—	1,347,905
Purchase options	2,291,154	—	—	64,267	—	—	—
Written options	4,038,237	—	—	—	—	—	58,687
Equity:
Futures	91,436	—	—	—	—	—	—
Swaps	15,000	—	—	103	—	—	10
Purchase options	5,060,706	—	—	146,775	—	—	—
Written options	4,504,290	—	—	—	—	—	99,770
Others:
Futures	—	—	—	—	—	—	—
Swaps	7,805	—	—	1,056	—	—	1,037
Purchase options	—	—	—	—	—	—	—
Written options	5,000	—	—	—	—	—	100

Total	268,733,330	—	59,272	3,115,775	55,651	12,103	3,150,149

Derivatives held for trading purpose are classified into financial assets or liabilities at FVTPL (see Notes 7 and 20) and derivatives for hedging are stated as a separate line item in the consolidated statements of financial position.

(2)	Gains or losses from valuation of financial instruments under hedge accounting are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
Gains or losses from hedged items	(31,297)	98,827	110,152
Gains or losses from hedging instruments	38,021	(98,851)	(109,447)

The maximum period that the Group is exposed to cash flow risk arising from the hedging transaction discussed above will be terminated by February 2021.

Among gain (loss) on valuation of derivatives that was included in the accumulated other comprehensive income, 56,676 million Won has been reclassified to loss, before reduction of income tax effect for the year ended December 31, 2017.